Non-controlling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Beginning balance	$ 1,288.7	$ 1,384.5
Share of net loss allocated to the non-controlling interest	(2,038.0)	(94.3)	$ 17.9
Cash distributions		(1.5)
Ending balance	$ (749.3)	$ 1,288.7	$ 1,384.5
Seadrill Operating LLP
Noncontrolling Interest [Line Items]
Noncontrolling interest	42.00%
Seadrill Capricorn LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest	49.00%
Seadrill Capricorn Holdings LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest	51.00%
West Capricorn, West Sirius, West Auriga, and West Vela | Seadrill Capricorn Holdings LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest	100.00%
Seadrill Operating LP
Noncontrolling Interest [Line Items]
Noncontrolling interest	58.00%
Seadrill Operating GP LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest	100.00%
Seadrill Deepwater Drillship | Seadrill Operating LP
Noncontrolling Interest [Line Items]
Noncontrolling interest	56.00%
Seadrill Mobile Units | Seadrill Operating LP
Noncontrolling Interest [Line Items]
Noncontrolling interest	51.00%
West Aquarius, West Leo, West Polaris and the West Vencedor | Seadrill Operating LP
Noncontrolling Interest [Line Items]
Noncontrolling interest	100.00%